Other operating expenses - Master Settlements Agreement - Additional Information (Details) - R J Reynolds Tobacco Company £ in Millions, $ in Millions	3 Months Ended		12 Months Ended									15 Months Ended	120 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2012 USD ($)
Other Operating Expenses [Line Items]
Additional credit recognised			$ 285		$ 224		$ 224
Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Payments of litigation claim settlements											$ 8
Claims related to period 2003 to 2012 | Master settlement agreement
Other Operating Expenses [Line Items]
Increase of income related to payment obligation													$ 1,000
Non participating manufacturer adjustment claims related to period from 2005 to 2028 | Master settlement agreement
Other Operating Expenses [Line Items]
Credit period			5 years	5 years					5 years
Additional credit recognised												$ 11
Non participating manufacturer adjustment claims related to period from 2005 to 2028 | Master settlement agreement | Five-year period from 2019
Other Operating Expenses [Line Items]
Additional credit recognised									$ 130
Non participating manufacturer adjustment claims related to period from 2005 to 2029 | Master settlement agreement | Five-year period from 2024
Other Operating Expenses [Line Items]
Credit period							5 years	5 years
Additional credit recognised			$ 29
Non participating manufacturer adjustment claims related to period from 2005 to 2011 | Master settlement agreement | Five-year period from 2026
Other Operating Expenses [Line Items]
Credit period		5 years
Additional credit recognised		$ 69
Non participating manufacturer adjustment claims related to period from 2005 to 2011 | Master settlement agreement | Five-year period from 2025
Other Operating Expenses [Line Items]
Credit period		5 years
Non participating manufacturer adjustment claims related to period from 2005 to 2011 | Master settlement agreement | Five-year period from 2025 | Forecast
Other Operating Expenses [Line Items]
Additional credit recognised	$ 99
Master settlement agreement and state settlement agreements
Other Operating Expenses [Line Items]
Losses on litigation settlements			2,037	£ 1,543	2,160	£ 1,689	$ 2,516	£ 2,023
Settlement cash payments			$ 2,140	£ 1,622	$ 2,535	£ 1,983	$ 2,874	£ 2,311
Payment obligation | Florida
Other Operating Expenses [Line Items]
Losses on litigation settlements											241
Resolution of claims
Other Operating Expenses [Line Items]
Losses on litigation settlements									$ 37
Resolution of claims | Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Losses on litigation settlements											$ 264
Final resolution | Texas and Minnesota
Other Operating Expenses [Line Items]
Losses on litigation settlements										$ 17